Taxes (Details 5) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total	$ (9,219)	$ (5,339)
Depreciation Amortization And Write Offs Of Assets [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Exploration and decommissioning costs
Total	$ (6,128)	(6,471)
Amortization Impairment Reversals Write Offs Assets [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Impairment
Total	$ 4,537	4,454
Depreciation Amortization And Write Offs Of Assets One [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - Right-of-use assets
Total	$ (14,025)	(12,596)
Depreciation Amortization And Write Offs Of Assets Two [Member]
IfrsStatementLineItems [Line Items]
Nature	PP&E - depreciation methods and capitalized borrowing costs
Total	$ (21,005)	(19,066)
Payments Receipts Considerations [Member]
IfrsStatementLineItems [Line Items]
Nature	Loans, trade and other receivables / payables and financing
Total	$ (2,347)	(665)
Appropriation Of The Considerations [Member]
IfrsStatementLineItems [Line Items]
Nature	Leasings
Total	$ 15,190	14,322
Payments And Use Of Provisions [Member]
IfrsStatementLineItems [Line Items]
Nature	Provision for decommissioning costs
Total	$ 10,144	9,957
Payments And Use Of Provisions One [Member]
IfrsStatementLineItems [Line Items]
Nature	Provision for legal proceedings
Total	$ 1,073	1,053
Taxable Income Compensation [Member]
IfrsStatementLineItems [Line Items]
Nature	Tax loss carryforwards
Total	$ 740	720
Sales Writedowns And Losses [Member]
IfrsStatementLineItems [Line Items]
Nature	Inventories
Total	$ 804	453
Payments And Use Provisions [Member]
IfrsStatementLineItems [Line Items]
Nature	Employee Benefits
Total	$ 1,398	1,586
Others [Member]
IfrsStatementLineItems [Line Items]
Nature	Others
Total	$ 400	$ 914